INVESTMENTS AND NOTES RECEIVABLE	6 Months Ended
Feb. 28, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
INVESTMENTS AND NOTES RECEIVABLE

NOTE 5 – INVESTMENTS AND NOTES RECEIVABLE

Policy on Doubtful Accounts

We evaluate notes receivable for impairment under the guidelines of ASC 310-10-35-41. We establish an allowance for doubtful accounts when we determine that collectability of the note is in question.

Investment in Joint Venture

In October 2022, we entered into a joint venture arrangement with ROC Digital Mining Manager LLC (“ROC Manager”) to jointly develop and operate a bitcoin mining operation in Pecos, Texas. Under the joint venture, we contributed one immersion container, six transformers and cash with a value of $987,429 as a capital contribution to ROC Digital Mining I LLC (“ROC Digital”). An affiliate of ROC Manager also contributed an immersion container. We simultaneously sold ROC Digital four immersion containers for $1,200,000, which is payable pursuant to a promissory note that bears interest at 5% per annum, and provides for monthly amortizing payments through May 31, 2026. The note is secured by the equipment that was sold. As of August 31, 2024 and February 28, 2025, the principal and interest amount due on the note receivable from ROC Digital was $655,277 and $592,871, respectively. As of February 28, 2025, we estimate the fair value of the note receivable is $468,056, which we estimate to be the net realizable amount if we have to repossess the collateral after all related costs, including legal, moving, storage, and other resale expenses. We own approximately 30% of ROC Digital, and 33 1/3% of ROC Manager.

ROC Digital is managed by ROC Manager, which owns all of the Class A Units of ROC Digital. The Class A Units have the sole right to vote on any matter that requires a vote of members, including in the selection of the manager. We own 33 1/3% of ROC Manager. ROC Manager has no financial activity and has no impact on our financial statements. ROC Manager is managed by from one to three managers selected by a vote of the members. We do not currently have a representative or designee serving as manager of ROC Manager. However, the operating agreement for ROC Manager provides that ROC Manager may not take a number of actions in relation to ROC Digital without the unanimous consent of its members, such as incurring more than $50,000 of indebtedness, approval of operating budget, filing for bankruptcy, making any material change in ROC Digital’s business, merging, consolidating or combining ROC Digital with another entity, selling off a substantial part of ROC Digital’s assets, amending the operating agreement of ROC Digital, or causing ROC Digital to enter into any agreement with a related party.

Day to day management of the operations of ROC Digital is provided by ROC Digital Mining LLC (“ROC Mining”), an affiliate of ROC Manager in which we do not have an interest. ROC Mining is entitled to a monthly management fee equal to 3% of ROC Digital’s gross revenue, subject to a monthly minimum of $10,000 and a monthly maximum of $15,000. In additional ROC Mining is entitled to an acquisition fee of 1% of the cost of any assets acquired by ROC Digital. A principal of ROC Manager serves on our board of directors.

As of February 28, 2025 the joint venture arrangement was classified as a long term asset on our balance sheet with a value of $667,707. The site became electrified in June 2023. During the six months ended February 28, 2025 we conducted a valuation study on the value of our investment. That study determined that the fair value market value of our joint venture investment exceeded our carrying value. However, we did not increase the value of our investment on our balance sheet.

Notes Receivable

Notes receivable consist of notes received as partial consideration for the sale of mining equipment. As of February 28, 2025 and August 31, 2024, notes receivable consist of the following:

	As of February 28, 2025	As of August 31, 2024
Note receivable in original principal amount of $1,200,000, bearing interest at 5.0% per annum, payable in 41 equal monthly payments of $31,204 commencing December 30, 2022.	$468,056	$655,277

Total	468,056	655,277

Less: Non-current portion	(218,426)	(280,834)

Notes receivable – short-term	$249,629	$374,444

The note receivable in the original principal amount of $1,200,000 is collateralized by the mining equipment that was the subject of the sale. As of August 31, 2024, the fair value of collateral held was estimated to be in excess of $500,000. In case of default, we have the right to repossess the collateralized equipment. As of February 28, 2025, the note is in default as a result of the borrower’s failure to make a number of monthly payments thereon. As of February 28, 2025, the fair value of this note was $468,056, which we estimate to be the net realizable amount if we have to repossess the collateral after all related costs, including legal, moving, storage, and other resale expenses. Fair value was determined using a discounted cash flow model based on observable market interest rates for similar instruments (Level 2 inputs) in accordance with ASC 825-10-50-10.

During the six months ended February 28, 2025, we recorded $718 in interest income on the note.